Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits
Schedule of analysis of net period cost

	2021		2020		2019
Analysis of net period cost:
Current service cost	Ps.	8,611	Ps.	8,449	Ps.	8,214
Interest cost on benefit obligation		2,585		2,630		1,872
Net period cost	Ps.	11,196	Ps.	11,079	Ps.	10,086

Schedule of changes in defined benefit obligation

	2021		2020
Defined benefit obligation on January 1,	Ps.	50,627	Ps.	38,151
Net period cost charged to profit or loss:
Current service cost		8,611		8,449
Interest cost on benefit obligation		2,585		2,630
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		9,279		2,651
Payments made		(1,452)		(1,254)
Others		12,023		—
Defined benefit obligation on December 31,	Ps.	81,673	Ps.	50,627

Summary of significant assumptions used in the computation of the seniority premium obligations

	2021		2020	2019
Financial:
Discount rate	7.84%		7.04%	7.18%
Expected rate of salary increases	5.50%		5.50%	5.50%
Annual increase in minimum salary	19.00%/4.50	% *	4.00%	4.00%
*19.00% applies to the General Zone and 4.50% to the Border Zone
Biometric:
Mortality (1)	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA		EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA
Disability (2)	IMSS-97		IMSS-97	IMSS-97

(1)	Mexican Experience of social security (EMSSA), Economic Commission for Latin America and the Caribbean (CEPAL for its Spanish acronym).
(2)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

		Present value of the defined benefit obligation
		(Thousands Mexican pesos)
Assumptions		Increase		Decrease
Discount rate:	50 basis points	Ps.	78,054	Ps.	85,856
Salary increase rate:	50 basis points	Ps.	82,294	Ps.	81,164

Schedule of accruals for short-term employee benefits

	2021		2020
Employee profit-sharing (Note 16)	Ps.	261,115	Ps.	14,417